Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
NATURE OF BUSINESS

1 – NATURE OF BUSINESS

Health Revenue Assurance Associates, Inc. (the “Company” or “HRAA”) is engaged in providing medical coding consulting services pertaining to hospitals and other health care related service providers throughout the United States. The services provided include general consulting, education, training, medical coding auditing, and actual medical coding input services.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex or Acquisition Sub and HRAA.

On April 13, 2012, the Company’s Board of Directors unanimously approved a change in the Company’s name from Anvex International, Inc. to Health Revenue Assurance Holdings, Inc.

On April 13, 2012, the Company’s Board of Directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional share were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split.

Dream Reachers, LLC. (“Dream Reachers”), a subsidiary of the Company, is engaged in the holding of real estate used by the Company.

1 – NATURE OF BUSINESS

Health Revenue Assurance Associates, Inc. (the “Company” or “HRAA”) is engaged in providing medical coding consulting services pertaining to hospitals and other health care related service providers throughout the United States. The services provided include general consulting, education, training, medical coding auditing, and actual medical coding input services.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex and HRAA. (See Subsequent Events Note 11).

Dream Reachers, LLC.  (“Dream Reachers”), an affiliate owned a the stockholder of the Company, is engaged in the holding of real estate used by the Company.